FORMIDABLE ETF
Schedule of Investments
June 30, 2025 (unaudited)

		Shares	Value
84.91%	COMMON STOCKS
6.17%	COMMUNICATION SERVICES
	Corporacion America Airports SA(A)	19,506	$395,192
	Lithium Argentina AG(A)	140,399	292,030
	Pinterest, Inc.(A)	15,272	547,654
			1,234,876

5.96%	CONSUMER DISCRETIONARY
	ADT, Inc.	51,192	433,596
	Aptiv plc(A)	6,131	418,257
	Pearson plc	22,891	341,763
			1,193,616

3.00%	CONSUMER STAPLES
	Nomad Foods Ltd.	35,295	599,662

11.67%	ENERGY
	Alliance Resource Partners LP	25,989	679,352
	Cameco Corporation	6,510	483,237
	Hess Corp.	2,695	373,365
	Plains GP Holdings LP	20,276	393,963
	Sitio Royalties Corp., Class A	22,078	405,794
			2,335,711

10.86%	FINANCIALS
	Acacia Research Corp.(A)	365,878	1,309,843
	Nomura Holdings, Inc.	62,900	413,882
	Patria Investments Ltd.	31,969	449,484
			2,173,209

14.23%	HEALTH CARE
	Corcept Therapeutics, Inc.(A)	8,666	636,084
	CytomX Therapeutics, Inc.(A)	312,850	710,170
	Hologic, Inc.(A)	5,133	334,466
	Royalty Pharma Plc	25,388	914,730
	Viking Therapeutics, Inc.(A)	9,487	251,406
			2,846,856

FORMIDABLE ETF
Schedule of Investments
June 30, 2025 (unaudited)

		Shares	Value
10.38%	INDUSTRIALS
	Flux Power Holdings, Inc.(A)	506,736	$765,171
	Generac Holdings, Inc.(A)	3,121	446,958
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	1,401	446,737
	Science Applications International Corp.	3,722	419,134
			2,078,000

7.52%	INFORMATION TECHNOLOGY
	DocuSign, Inc.(A)	5,169	402,613
	Juniper Networks, Inc.	14,787	590,445
	Nice Systems Ltd.(A)	3,036	512,811
			1,505,869

8.60%	MATERIALS
	Agnico Eagle Mines Ltd.	3,789	450,626
	Kinross Gold Corp.	30,835	481,951
	Lithium Americas Corp.(A)	127,267	341,076
	Wheaton Precious Metals Corp.	4,984	447,563
			1,721,216

2.44%	REAL ESTATE
	EPR Properties	8,368	487,520

4.08%	UTILITIES
	Algonquin Power & Utilities Corp.	69,370	397,490
	Brookfield Infrastructure Partners LP	12,534	419,889
			817,379

84.91%	TOTAL COMMON STOCKS		16,993,914

14.46%	TREASURIES
14.46%	GOVERNMENT
	US Treasury 10/09/2025 0.040%(C)	684,000	676,075
	US Treasury 08/12/2025 0.042%(C)	966,000	961,176
	US Treasury 08/14/2025 0.042%(C)	1,264,000	1,257,387
			2,894,638

FORMIDABLE ETF
Schedule of Investments
June 30, 2025 (unaudited)

		Shares	Value
14.46%	TOTAL TREASURIES		$2,894,638

0.14%	OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.14%	PUT
	iShares iBoxx $ High Yield Corporate Bond ETF	1,500	12,097,500	76	07/18/2025	1,500
	iShares iBoxx $ High Yield Corporate Bond ETF	750	6,048,750	79	07/18/2025	5,250
	iShares Russell 2000 ETF	125	2,697,375	196	07/18/2025	3,375
	iShares Russell 2000 ETF	75	1,618,425	202	07/18/2025	4,350
	iShares Russell 2000 ETF	75	1,618,425	207	07/25/2025	12,600
	Energy Select Sector SPDR Fund	50	424,050	79	07/18/2025	1,250
						28,325

0.14%	TOTAL OPTIONS PURCHASED					28,325

99.51%	TOTAL INVESTMENTS					19,916,877

0.49%	Other assets, net of liabilities					97,456
100.00%	NET ASSETS					$20,014,333

(A) Non-income producing

(C) Zero coupon security. The rate shown is the yield-to-maturity on the date of June 30,2025

FORMIDABLE ETF
Schedule of Options Written
June 30, 2025 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.13%)	OPTIONS WRITTEN
(0.09%)	CALL
	ADT, Inc.	100	(84,700)	9	07/18/2025	$(500)
	Agnico Eagle Mines Ltd.	10	(118,930)	121	07/18/2025	(1,800)
	CytomX Therapeutics, Inc.	325	(73,775)	3	07/18/2025	(813)
	Generac Holdings, Inc.	5	(71,605)	150	07/18/2025	(975)
	Kinross Gold Corp.	90	(140,670)	15.5	07/18/2025	(4,410)
	Lithium Americas Corp.	9	(2,412)	3.5	07/18/2025	(22)
	Nice Systems Ltd.	8	(135,128)	195	07/18/2025	(640)
	Pinterest, Inc.	50	(179,300)	39	07/25/2025	(1,550)
	Royalty Pharma Plc	60	(216,180)	37.5	07/18/2025	(1,200)
	Viking Therapeutics, Inc.	20	(53,000)	40	07/18/2025	(640)
	Wheaton Precious Metals Corp.	15	(134,700)	89	07/18/2025	(4,575)
						(17,125)

(0.04%)	PUT
	iShares Russell 2000 ETF	125	(2,697,375)	186	07/18/2025	(1,500)
	iShares Russell 2000 ETF	75	(1,618,425)	192	07/18/2025	(1,350)
	iShares Russell 2000 ETF	75	(1,618,425)	197	07/25/2025	(4,050)
	Energy Select Sector SPDR Fund	50	(424,050)	74	07/18/2025	(750)
						(7,650)

(0.12%)	TOTAL OPTIONS WRITTEN					(24,775)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$16,993,914	$—	$—	$16,993,914
TREASURIES	2,894,638	—	—	2,894,638
OPTIONS PURCHASED	—	28,325	—	28,325
TOTAL INVESTMENTS	$19,888,552	$28,325	$—	$19,916,877
OPTIONS WRITTEN	—	(24,775)	—	(24,775)
TOTAL SHORT INVESTMENTS	$—	$(24,775)	$—	$(24,775)

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $21,785,963, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,066,715
Gross unrealized depreciation	(3,960,576)
Net unrealized appreciation	$(1,893,861)